Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Expense recognized to contributions	$ 586	$ 533
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Lease agreements	3 years
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Lease agreements	5 years